Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	42-0617510
Plan number	001
LOANS TO PARTICIPANTS (maturing from 2026 - 2040, with interest rates from 4.25% to 10.50%)	$ 18,804,628
Total assets held at end of year	$ 1,581,885,284
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Galliard Stable Return Fund C
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	$ 19,932,203
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	113,326,041
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	63,553,441
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	330,741,311
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	113,928,882
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	246,584,245
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	45,787,677
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	144,130,549
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	26,504,241
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	50,736,713
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	8,044,713
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	2,957,600
Investment, Identifier [Axis]: COMMON COLLECTIVE FUNDS | Vanguard Target Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	42,684,783
Investment, Identifier [Axis]: FIDELITY BROKERAGE LINK
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	$ 72,755,836
Investment, Identifier [Axis]: HNI CORPORATION COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,014,252.162
Cost	$ 70,648,557
Market value	84,683,125
Investment, Identifier [Axis]: MUTUAL FUNDS AND MONEY MARKET FUNDS | AF EuroPac Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	18,637,978
Investment, Identifier [Axis]: MUTUAL FUNDS AND MONEY MARKET FUNDS | Doubleline Core Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	14,934,522
Investment, Identifier [Axis]: MUTUAL FUNDS AND MONEY MARKET FUNDS | Fidelity Cash Reserves
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	2,463,331
Investment, Identifier [Axis]: MUTUAL FUNDS AND MONEY MARKET FUNDS | Vanguard Total Stock Market IP
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	$ 160,693,465